SHARE CAPITAL (Narrative - Share Capital) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 20, 2015	Apr. 19, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Class of Stock [Line Items]
Proceeds from issuance from secondary offering				$ 64,202	$ 64,202
Warrant [Member]
Class of Stock [Line Items]
Warrants outstanding			2,064,937
Warrants exercised
Secondary Offering [Member] | Ordinary shares [Member]
Class of Stock [Line Items]
Number of shares issued	7,419,353	967,741
Share price	$ 9.30